CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 2,564,492	$ 337
Accounts receivable, net	5,812,003	0
Inventory	1,630,051	0
Other current assets	137,979	0
TOTAL CURRENT ASSETS	11,248,401	337
NON-CURRENT ASSETS:
Property and equipment, net	1,837,399	0
Operating lease right-of-use assets	1,476,771	0
Patents, net	355,719	393,990
Goodwill	15,536,899	0
Other assets, net	282,881	91,464
TOTAL NON-CURRENT ASSETS	19,489,673	485,454
TOTAL ASSETS	30,738,072	485,791
CURRENT LIABILITIES:
Accounts payable and accrued expenses	9,549,305	1,089,869
Convertible notes, net of discount $111,888 and $39,414 respectively	1,091,375	931,158
Notes payable	2,000,000	0
Customer deposits	4,802,891	0
Derivative Liability	479,088	1,220,877
Contract liabilities	2,699,688	0
Operating lease liabilities - current	575,446	0
Other current liabilities	2,190,110	0
TOTAL CURRENT LIABILITIES	23,387,903	3,241,904
NON-CURRENT LIABILITIES:
Secured debenture	1,184,516	1,176,092
Operating lease liabilities - non-current	1,592,880	0
TOTAL NON-CURRENT LIABILITIES	2,777,396	1,176,092
TOTAL LIABILITIES	26,165,299	4,417,996
STOCKHOLDERS' DEFICIT
Common Stock, Par Value $0.0001, 20,000,000,000 shares authorized 4,922,968,442 and 4,088,762,156 shares issued and outstanding respectively	492,297	408,876
Treasury Stock, 100,000 shares	(1,000)	(1,000)
Convertible Preferred Stock, Series D, par value $0.01, 100,000 shares authorized, 88,235 shares issued and outstanding	883	883
Paid in capital in excess of par value	12,327,090	1,805,813
Accumulated other comprehensive income	168,496	315,832
Accumulated deficit	(8,374,480)	(6,450,170)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	4,572,773	(3,932,205)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 30,738,072	$ 485,791